As filed with the Securities and Exchange Commission on September 20, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

(212) 407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July  31, 2007

Item 1. Schedule of Investments.

GRANUM VALUE FUND
SCHEDULE OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)

Shares			Value
	COMMON STOCKS - 92.43%
	Banks and Savings & Loans - 11.49%
68,000	The Bank of New York Company, Inc.		$2,893,400
33,409	Capital One Financial Corp.		2,364,021
72,000	Ocwen Financial Corp. (a)		780,480
88,560	PFF Bancorp, Inc.		1,480,723
61,750	U.S. Bancorp		1,849,413
			9,368,037
	Broadcasting & Cable - 10.63%
139,500	Comcast Corp. (a)		3,650,715
60,000	Liberty Global Inc - Series C (a)		2,390,400
125,600	Liberty Media Holding Corp. (a)		2,631,320
			8,672,435
	Commercial Building - 3.64%
54,500	Forest City Enterprises, Inc. - Class A		2,965,345

	Commercial Services & Supplies - 0.26%
10,000	Tetra Tech, Inc. (a)		210,300

	Communications Equipment - 3.09%
50,000	Cisco Systems, Inc. (a)		1,445,500
25,800	QUALCOMM, Inc.		1,074,570
			2,520,070
	Construction & Engineering - 0.82%
12,500	The Shaw Group, Inc. (a)		665,250

	Defense - 5.97%
49,100	Alliant Techsystems, Inc. (a)		4,866,301

	Energy Services - 3.49%
21,000	Bucyrus International, Inc. - Class A		1,334,760
70,500	Massey Energy Company		1,505,175
			2,839,935
	Entertainment & Leisure - 1.01%
75,600	Lakes Entertainment, Inc. (a)		825,552

	Financial Services - 11.00%
38,000	Fannie Mae		2,273,920
97,000	The First Marblehead Corp.		3,197,120
29,800	ITLA Capital Corporation		1,266,500
66,200	Radian Group, Inc.		2,231,602
			8,969,142
	Food - 2.10%
52,386	Kraft Foods, Inc.		1,715,641

	Health Care - 6.47%
99,000	Cyberonics, Inc. (a)		1,386,000
71,600	Geneva Acquisition Corp. (a)		458,240
70,800	UnitedHealth Group, Inc.		3,428,844
			5,273,084
	Home Improvement Retail - 0.91%
20,000	Home Depot, Inc.		743,400

	Hotels Restaurants & Leisure - 0.59%
5,000	Wynn Resorts Ltd.		482,800

	Insurance - 4.86%
30,200	Everest Re Group, Ltd.		2,967,150
24,500	Willis Group Holdings Limited		994,455
			3,961,605
	Internet & Catalog Retail - 1.19%
30,000	eBay, Inc. (a)		972,000

	Oil & Gas - 1.06%
30,000	Crosstex Energy, Inc.		867,300

	Pharmaceuticals - 2.96%
37,000	Mannkind Corp. (a)		390,720
48,100	Teva Pharmaceutical Industries, Ltd. - ADR		2,021,162
			2,411,882
	Private Placements - 0.02%
215,444	Intertainer, Inc. Common Stock (Acquired 2/12/99,		7,594
	5/12/00, 7/15/03; Cost $1,249,875) (a)(c)(d)
205,178	Intertainer, Inc. Series C Convertible Preferred		7,233
	(Acquired 2/12/99, 5/12/00, 7/15/02;
	Cost 7,233) (a)(c)(d)		14,827

	REITS - 2.92%
107,900	Anthracite Capital, Inc.		1,014,260
47,500	Redwood Trust, Inc.		1,368,000
			2,382,260
	Residential Building - 4.05%
171,000	Pulte Homes, Inc.		3,307,140

	Restaurants - 1.77%
136,600	The Smith & Wollensky Restaurant Group, Inc. (a)		1,442,496

	Retailing - 0.51%
6,800	Target Corp.		411,876

	Semiconductor & Semiconductor Equipment - 0.22%
5,000	Analog Devices, Inc.		177,250

	Software - 1.17%
50,000	Oracle Corp. (a)		956,000

	Telecommuincations - 3.93%
90,000	Citizens Communications Company		1,298,700
80,300	Corning, Inc. (a)		1,914,352
			3,213,052
	Tobacco Products - 5.08%
62,400	Altria Group, Inc.		4,147,728

	Transportation Services - 1.22%
31,100	YRC Worldwide, Inc. (a)		998,932
	TOTAL COMMON STOCKS (Cost $51,941,998)		$75,381,640

Contracts			Value
	PURCHASED OPTIONS - 1.35%
75	S&P 500 Index Put Option		365,250
	Expiration: October, 2007, Exercise: 1,450.00
75	S&P 500 Index Put Option		471,000
	Expiration: September, 2007, Exercise: 1,500.00
126	Financial Select Sector SPDR Put Option		30,870
	Expiration: September, 2007, Exercise Price: $35.00
748	Financial Select Sector SPDR Put Option		237,490
	Expiration: September, 2007, Exercise Price: $36.00
	TOTAL PURCHASED OPTIONS (Cost $674,216)		$1,104,610
Principal
Amount			Value
	SHORT TERM INVESTMENTS - 5.18%
	Commercial Paper - 4.06%
$3,315,000	Prudential Commercial Paper, 5.17%, 8/01/2007		$3,315,000

	Variable Rate Demand Notes - 1.12%
906,922	U.S. Bank Demand Note, 4.949% (b)		906,922

	TOTAL SHORT TERM INVESTMENTS		$4,221,922
	(Cost $4,221,922)
	Total Investments (Cost $56,838,136) - 98.96%		$80,708,172
	Other Assets in Excess of Liabilities - 1.04%		849,108
	TOTAL NET ASSETS - 100.00%		$81,557,280

SCHEDULE OF SECURITIES SOLD SHORT - JULY 31, 2007 (UNAUDITED)

Shares			Value

6,500	iShares Dow Jones U.S. Real Estate Index		$457,600
2,800	Oil Service Holders Trust		497,196
20,000	Retail Holders Trust		2,002,800
	Total Securities Sold Short (Proceeds $2,926,135)		$2,957,596

	Footnotes

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt.
	(a)	Non Income Producing Security.
	(b)	Variable rate demand note is considered a short-term obligation
	and is payable on demand. The interest rate changes periodically
	on specified dates. The rate listed is as of July 31, 2007.
	(c) Retricted Security.
	(d) Board Valued Security.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows[1]:

Cost of investments	$ 56,838,136

Gross unrealized appreciation	26,894,058
Gross unrealized depreciation	(3,024,022)
Net unrealized appreciation	$ 23,870,036

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Granum Series Trust

By (Signature and Title)   /s/ Lewis M. Eisenberg
   Lewis M. Eisenberg, President

Date      9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Walter F. Harrison, III
   Walter F. Harrison, III, Chairman

Date     9/17/07

By (Signature and Title)   /s/ Lewis M. Eisenberg
   Lewis M. Eisenberg, President

Date    9/17/07

By (Signature and Title)     /s/ Jonas B. Siegel
 Jonas B. Siegel, Treasurer
Date     9/19/07